================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_] Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.

Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225



Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell

Title: Managing Director

Phone: (214) 265-4165


Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell     Dallas, TX      February 14, 2013
------------------------   --------------   ------------------
      [Signature]          [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 100,789 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.    Form 13F File Number         Name

    1      28-12876                     TBP Investments Management LLC

                          FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
--------         --------  --------- -------- ------------------------- ---------- -------- -------------------
                                                                                             VOTING AUTHORITY
                 TITLE OF             VALUE    SHRS OR                  INVESTMENT  OTHER   -------------------
NAME OF ISSUER    CLASS      CUSIP   (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE  SHARED   NONE
--------------   --------  --------- -------- --------- ------ -------- ---------- -------- ---- --------- ----
ANADARKO PETE
  CORP.......... COM       032511107   6,809     91,634   SH     N/A     DEFINED      1      0      91,634  0
ARCH COAL INC... COM       039380100   1,730    236,295   SH     N/A     DEFINED      1      0     236,295  0
CONSOL ENERGY
  INC........... COM       20854P109   1,534     47,788   SH     N/A     DEFINED      1      0      47,788  0
DEVON ENERGY
  CORP NEW...... COM       25179M103   6,388    122,747   SH     N/A     DEFINED      1      0     122,747  0
FREEPORT-
  MCMORAN
  COPPER & GO... COM       35671D857   3,317     97,000   SH     N/A     DEFINED      1      0      97,000  0
GASTAR EXPL
  LTD........... COM NEW   367299203   1,385  1,144,261   SH     N/A     DEFINED      1      0   1,144,261  0
GOODRICH PETE
  CORP.......... COM NEW   382410405     822     88,203   SH     N/A     DEFINED      1      0      88,203  0
HALLIBURTON
  CO............ COM       406216101   5,212    150,256   SH     N/A     DEFINED      1      0     150,256  0
MARATHON OIL
  CORP.......... COM       565849106   5,669    184,900   SH     N/A     DEFINED      1      0     184,900  0
NATIONAL
  OILWELL VARCO
  INC........... COM       637071101   6,434     94,139   SH     N/A     DEFINED      1      0      94,139  0
NEWFIELD EXPL
  CO............ COM       651290108   5,669    211,703   SH     N/A     DEFINED      1      0     211,703  0
OCCIDENTAL PETE
  CORP DEL...... COM       674599105   4,826     63,000   SH     N/A     DEFINED      1      0      63,000  0
PIONEER NAT RES
  CO............ COM       723787107   6,495     60,935   SH     N/A     DEFINED      1      0      60,935  0
RANGE RES
  CORP.......... COM       75281A109   8,548    136,050   SH     N/A     DEFINED      1      0     136,050  0
SANDRIDGE
  ENERGY INC.... COM       80007P307   3,853    606,819   SH     N/A     DEFINED      1      0     606,819  0
SOUTHWESTERN
  ENERGY CO..... COM       845467109  10,278    307,634   SH     N/A     DEFINED      1      0     307,634  0
TRANSOCEAN
  LTD........... REG SHS   H8817H100   5,045    112,957   SH     N/A     DEFINED      1      0     112,957  0
VALERO ENERGY
  CORP NEW...... COM       91913Y100  12,043    352,965   SH     N/A     DEFINED      1      0     352,965  0
WEATHERFORD
  INTERNATIONAL
  LT............ REG SHS   H27013103   4,732    422,920   SH     N/A     DEFINED      1      0     422,920  0